Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure with Respect to Cash Flows
21.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
The Company paid interest of $393,739 during the year ended December 31, 2024 (2023 - $598,046).
The Company received interest of $1,159,943 during the year ended December 31, 2024 (2023 - $912,033).
The Company had the following significant non-cash transaction for the year ended December 31, 2024:

•	Entered into a lease extension for a further twelve months (see Note 9 – Lease Payable). As such, there was an increase in right-of-use assets and lease liability of $78,580.
The Company had the following significant
non-cash
transaction for the year ended December 31, 2023:

•	99,061 common shares (valued at $511,678) were issued as part of the financing on August 18, 2023, as a payment of finder’s fees (see Note 1 2 (b)(iii)).